Earnings Per Share - Schedule of Reconciliation of Weighted Average Shares Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Income from continuing operations	$ 341,844	$ 276,341	$ 114,895
Income from discontinued operations	134,613	63,199	45,249
Net income basic	476,457	339,540	160,144
Net income diluted	$ 476,457	$ 339,540	$ 160,144
Weighted average shares:
Weighted average Common Shares outstanding - basic (in shares)	198,554,885	216,808,577	226,518,931
Warrants (in shares)	0	1,605,000	3,589,000
Diluted (in shares)	201,849,836	221,399,162	232,793,902
RSAs
Weighted average shares:
Awards (in shares)	15,000	18,000	24,000
Time-based RSUs
Weighted average shares:
Awards (in shares)	274,000	401,000	594,000
Performance-Based RSUs
Weighted average shares:
Awards (in shares)	2,040,000	1,471,000	955,000
Stock Options
Weighted average shares:
Awards (in shares)	966,000	1,095,000	1,113,000